General Company Information	6 Months Ended
Jun. 30, 2023
General Company Information [Abstract]
General Company Information

Note 1. General Company Information

Procaps Group, S.A, (the “Company”), a public limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg and its subsidiaries (collectively “the Group”) primarily engages in developing, producing, and marketing pharmaceutical solutions. Further information about the Group’s business activities, reportable segments and key management personnel of the Group is included in Note 5. Revenue, Note 6. Segment reporting and Note 19. Key management personnel, respectively.

The Group’s principal subsidiaries as of June 30, 2023 and December 31, 2022, are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

		Ownership interests held by:
	Place of business/country	The Group		Non-controlling interests
Name of entity	of incorporation	2023	2022	2023	2022	Principal activities
Procaps S.A.	Colombia	100%	100%	—%	—%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	—%	—%
Procaps S.A. de C.V	El Salvador	100%	100%	—%	—%
Softcaps - Colbras	Brazil	100%	100%	—%	—%

Diabetrics Healthcare S.A.S.	Colombia	100%	100%	—%	—%	Diabetes solutions and chronic disease management tool.

There are no significant restrictions on the ability of the Group to access or use assets to settle liabilities.

The Unaudited Condensed Consolidated Interim Financial Statements of the Group for the three and six months ended June 30, 2023 and 2022 comprise the Group and its interest in joint ventures, investments and operations.

The Unaudited Condensed Consolidated Interim Financial Statements are presented in USD (the Group’s presentation currency) and all amounts are rounded to the nearest thousands of USD, unless otherwise stated.

Emerging Growth Company Status

The Group is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Group will remain an emerging growth company until the earliest of:

●	The last day of the first fiscal year (a) following the fifth anniversary of a public equity offering, (b) in which its annual gross revenue totals at least $1.07 billion or (c) when the Group is deemed to be a large, accelerated filer, which means the market value of the Group’s ordinary shares held by non-affiliates exceeds $700.0 million as of the prior June 30th; and

●	The date on which the Group has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

Ongoing Military Operation in Ukraine and Related Sanctions

The ongoing military operation in Ukraine and the related sanctions targeted against the Russian Federation have disrupted international commerce and the global economy. The Group does not have any direct exposure to Ukraine, Russia or Belarus considering there are not any existing operations or sales in those locations.

Although the Group does not currently operate in Ukraine or Russia, the duration and severity of the effects on its business and the global economy are inherently unpredictable. Management will continue to monitor the effects of the war in Ukraine and its potential further impacts, including global supply chain disruptions, inflation, and rising interest rates, when making certain estimates and judgments relating to the preparation of the Unaudited Condensed Consolidated Interim Financial Statements of the Group.

Grupo Somar and Pearl Mexico Acquisition

Refer to the last annual Consolidated Financial Statements as of and for the year ended December 31, 2022 (“last annual financial statements”) for background information on the Acquisition of Grupo Somar and Pearl Mexico. Following the failure of the transaction to close on December 31, 2022, the Group provided the sellers a formal notice on January 1, 2023 terminating the Stock Purchase Agreement (the “SPA”) in accordance with the terms thereof.

Bridge Loan Credit Agreement

Following the Group’s termination of the SPA, the Group advised the joint arrangers and book runners on January 1, 2023 of its desire to terminate the transaction documents (including, without limitation, the commitments under the bridge credit agreement and, for the avoidance of doubt, any commitments under the commitment letter) and pay all outstanding obligations, amounting to $5,719, under the bridge credit agreement and any other transaction document as of January 10, 2023.